Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $4.00 per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	37.08
Maximum Aggregate Offering Price	$ 16,686,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,554.63
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the First Mid Bancshares, Inc. 2025 Stock Incentive Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.

(2) Represents 450,000 shares of the Registrant’s common stock that were added to the shares reserved for issuance under the Plan.

(3) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $37.35 (high) and $36.80 (low) sales prices of the Registrant’s common stock as reported on The Nasdaq Global Market on June 24, 2025, which date is within five business days prior to the date of filing of this Registration Statement.